Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
1
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 99.4%
Communication Services - 11.6%
1,300 Alphabet, Inc., Class C
(a)
$ 2,843,685
75,000 Lumen Technologies, Inc. 818,250
140,000 Warner Bros Discovery, Inc.
(a)
1,878,800
5,540,735
Consumer Discretionary - 2.1%
9,000 Hilton Worldwide Holdings, Inc. 1,002,960
Energy - 3.6%
70,000 Enterprise Products Partners LP 1,705,900
Financials - 34.6%
51,000 Apollo Global Management, Inc. 2,472,480
13,000 Arthur J Gallagher & Co. 2,119,520
37,000 Blackstone, Inc., Class A 3,375,510
6,000 Credit Acceptance Corp.
(a)
2,840,460
12,000 Enstar Group, Ltd.
(a)
2,567,760
16,000 JPMorgan Chase & Co. 1,801,760
21,000 The Charles Schwab Corp. 1,326,780
16,504,270
Health Care - 14.3%
6,000 Abbott Laboratories 651,900
9,000 Laboratory Corp. of America
Holdings 2,109,240
84,000 RadNet, Inc.
(a)
1,451,520
215,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
1,616,800
3,000 Waters Corp.
(a)
992,940
6,822,400
Industrials - 9.9%
8,000 Advanced Drainage Systems, Inc. 720,560
36,000 Ashtead Group PLC 1,537,200
100,000 CAE, Inc.
(a)
2,462,000
4,719,760
Information Technology - 20.2%
25,000 Black Knight, Inc.
(a)
1,634,750
14,000 CoStar Group, Inc.
(a)
845,740
26,000 Fiserv, Inc.
(a)
2,313,220
6,750 Mastercard, Inc., Class A 2,129,490
10,500 Microsoft Corp. 2,696,715
9,619,915
Materials - 1.8%
3,900 The Sherwin-Williams Co. 873,249
Real Estate - 1.3%
60,000 Tricon Residential, Inc. 608,400
Total Common Stock (Cost $36,135,258) 47,397,589
Shares Security Description Value
Money Market Fund - 0.7%
332,979 First American
Government Obligations
Fund, Class X, 1.30%
(b)
(Cost $332,979) $ 332,979
Investments, at value - 100.1% (Cost $36,468,237) $ 47,730,568
Other Assets & Liabilities, Net - (0.1)% (47,178)
Net Assets - 100.0% $ 47,683,390
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2022.

Beck, Mack & Oliver Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
2
The Level 1 value displayed in this table includes Common Stock. The
Level 2 value displayed in the table includes a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 47,397,589
Level 2 - Other Significant Observable Inputs 332,979
Level 3 - Significant Unobservable Inputs –
Total $ 47,730,568